FAIR VALUE MEASUREMENTS (Details) - Level 1 - Money Market Funds - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
Fair Value Measurements
Securities	$ 1.3	$ 2.5
Unrealized gains (losses)	$ 0.0	$ 0.0